Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Our information technology tries to identify, assess and manage our cybersecurity threats and risks.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Depending on the environment, various technical, physical, and organizational measures, and processes may help mitigate material risks from cybersecurity threats to our Information Systems and Data, including, for example, vulnerability management, disaster recovery and business continuity planning, system monitoring, data encryption and access controls.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Responsibility for the oversight and management of cybersecurity risks and the Company’s cybersecurity policy rests with the Board of Directors, which has the responsibility for ensuring that the Company has adequate procedures in place to prevent and mitigate cybersecurity incidents. In the event of a cybersecurity incident, the CEO will immediately notify the Board of Directors about the incident and provide a detailed Cyber Incident Report that discloses relevant information about the date and time of the incident, as well as description of the attack, affected systems, actions taken, and further recommendations, which may be adjusted as additional details become now.

XORTX’s cybersecurity program is overseen and implemented by a third-party company, Integrated Data Solutions, a company with more than 20 years of experience in software development, IT infrastructures and business cybersecurity. In the event of cybersecurity incident, the Company will take immediate action to mitigate such an event and assess current and future impacts and will prepare the Cyber Incident Report to be delivered to the Board of Directors, which will then review and analyze the situation and will provide their feedback on the mitigation and prevention measures to avoid events in the future.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Board of Directors
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Responsibility for the oversight and management of cybersecurity risks and the Company’s cybersecurity policy rests with the Board of Directors, which has the responsibility for ensuring that the Company has adequate procedures in place to prevent and mitigate cybersecurity incidents.
Cybersecurity Risk Role of Management [Text Block]

Our information technology tries to identify, assess and manage our cybersecurity threats and risks. Depending on the environment, various technical, physical, and organizational measures, and processes may help mitigate material risks from cybersecurity threats to our Information Systems and Data, including, for example, vulnerability management, disaster recovery and business continuity planning, system monitoring, data encryption and access controls.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our information technology
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	XORTX’s cybersecurity program is overseen and implemented by a third-party company, Integrated Data Solutions, a company with more than 20 years of experience in software development, IT infrastructures and business cybersecurity.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	In the event of cybersecurity incident, the Company will take immediate action to mitigate such an event and assess current and future impacts and will prepare the Cyber Incident Report to be delivered to the Board of Directors, which will then review and analyze the situation and will provide their feedback on the mitigation and prevention measures to avoid events in the future
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true